Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Operating Leases	Future minimum lease payments under operating leases are as follows:

2017	33
2018	23
2019	17
2020	12
2021	5
Thereafter	23

Total future minimum leases payments	113